Intagible Asset, Net - Schedule of Intagible Asset, Net (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 593,120	$ 572,764
Less accumulated amortization	(168,363)	(137,754)
Total intangible assets, net	$ 424,757	$ 435,010